Investment Strategy	Dec. 10, 2025
Transamerica Bond Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (ETF”) that seeks total return consisting of current income and capital appreciation. Aegon USA Investment Management, LLC (“Aegon”), an investment sub-adviser to the Fund, invests, under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in a portfolio of bonds and/or derivative instruments having economic characteristics similar to bonds. For purposes of this 80% policy, bonds includes dollar rolls, U.S. government and foreign government bonds and notes (including emerging markets), agency and non-agency  mortgage-backed, commercial mortgage-backed, and asset-backed securities (including collateralized mortgage obligations), corporate bonds of issuers in the U.S. and foreign countries (including emerging markets), convertible bonds and other convertible securities, bank loans and loan participations, structured notes, and preferred securities.

The Fund normally invests primarily in: (a) debt securities rated investment grade or higher (rated at least BBB by Standard & Poor’s or Fitch or Baa by Moody’s) by at least two rating agencies or, if unrated, that are determined to be of comparable quality by Aegon; (b) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; (c) commercial paper rated Prime, Prime-1 or Prime-2 by NCO/Moody’s Commercial Paper Division, or A-1 or A-2 by Standard & Poor’s; and/or (d) cash or cash equivalents.

Up to 20% of the Fund’s net assets may be invested in debt securities that do not meet the investment grade criteria referred to above (commonly known as “junk bonds”). Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by Aegon). The Fund may invest in securities of any maturity and does not have a target average duration. Duration is a measure of a bond’s price sensitivity to changes in interest rates, with a higher duration indicating a greater potential price drop when interest rates rise (or price increase when interest rates decline). For example, if a bond has a duration of 5 years, and interest rates increase by 1%, the bond’s price would be expected to decline by approximately 5%. Conversely, if a bond has a duration of 5 years and interest rates fall by 1%, the bond’s price would be expected to increase by approximately 5%.

Aegon uses a combination of a global “top-down” analysis of the macroeconomic and interest rate environments and global asset classes and proprietary “bottom-up” research of sectors, industries, issuers and individual securities. In Aegon’s “top-down” approach, Aegon analyzes various fundamental, technical, sentiment and valuation factors that affect the movement and relative value of markets and securities prices worldwide. In its proprietary “bottom-up” research of corporate and sovereign debt and other fixed-income securities, Aegon considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. Aegon uses this combined “top-down” and “bottom-up” approach to determine asset class, sector, security, yield curve and duration positions for the Fund.

Independent, bottom-up research of issuers, securities and sectors is the foundation of the investment process and is performed by dedicated credit, emerging markets debt and securitized research teams within the firm. Top-down, macroeconomic views guide broader investment themes, influencing allocations to sectors, ratings categories, duration buckets and the overall risk profile of the Fund.

Aegon research analysts also generally integrate environmental, social and governance (“ESG”) matters within their analytical process for foreign government bonds and notes (including emerging markets), private residential mortgage-backed securities, commercial mortgage-backed securities, certain asset-backed securities (including collateralized mortgage obligations), corporate bonds of issuers in the U.S. and foreign countries (including emerging markets), structured notes, certain preferred securities, certain cash equivalents (including corporate commercial paper) and privately issued debt securities issued pursuant to Rule 144A or Regulation S alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. Aegon’s research analysts typically do not consider ESG factors when analyzing other investments, including, but not limited to, investments in dollar rolls, U.S. government bonds and notes, U.S. agency securities, convertible bonds, other convertible securities, certain bank loans and loan participations, asset-backed commercial paper, cash, certain cash equivalent securities, equity securities, common stocks, rights, warrants, derivatives, repurchase agreements and money market instruments. Consideration of ESG matters is subjective and not determinative in Aegon’s investment process. Aegon may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. Aegon’s research analysts do not take ESG factors into consideration with respect to every investment in the Fund.

The Fund may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the Fund (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes.

The Fund may purchase securities on a when-issued, delayed delivery, to be announced or forward commitment basis.

The Fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.

The Fund may engage in active trading of its portfolio  investments.

Aegon considers emerging market countries as countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations.

Strategy Portfolio Concentration [Text]	Aegon USA Investment Management, LLC (“Aegon”), an investment sub-adviser to the Fund, invests, under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in a portfolio of bonds and/or derivative instruments having economic characteristics similar to bonds.
Transamerica Large Value Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies. The Fund considers large cap companies to be companies with capitalizations at the time of investment within the range of companies included in the Russell 1000® Index[1]. As of October 31, 2025, the market capitalization range of the Russell 1000® Index was between approximately $1.1 billion and $3.4 trillion.

[1] “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.

Great Lakes Advisors, LLC (“Great Lakes”), a sub-adviser to the Fund, is responsible for implementing the Fund’s investment strategy and normally focuses primarily on companies with market capitalizations greater than $5 billion. The Fund typically holds between 65 and 85 positions.

Great Lakes employs a relative value investing approach, combining a quantitative screening tool to identify attractive candidate securities, with a bottom-up, fundamental research process to select and weight individual securities.

Great Lakes’ proprietary quantitative screening tool is used to narrow the universe of potential investments by comparing stocks to their peers using a combination of factors, including relative valuation, potential for improving business prospects, earnings quality, and short-term price reversal. Valuation is assessed by Great Lakes on both a relative and absolute basis. Relative valuation compares a stock to comparable assets in order to gauge its value and attractiveness, whereas absolute valuation evaluates a stock’s worth in absolute terms with no consideration regarding the value of other comparable assets.

Great Lakes employs fundamental research and analysis to evaluate and select securities based on various information, including, but not limited to, company-specific, peer and industry relative research, various valuation techniques, and information comparing its closest competitors. The team seeks to hold securities that typically exhibit a combination of the following attributes, relative to company peers: low expectations, sustainable cash flows, high earnings quality, shareholder-friendly capital management, and improving business trends.

Through this combined proprietary screening and bottom-up research approach, the Fund generally invests in securities Great Lakes believes to be attractively valued with the potential to exceed investor expectations. Holdings are generally sold when they no longer meet Great Lakes’ investment criteria. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

The Fund may engage in active trading of its portfolio  investments.

The Fund will generally invest in companies across a variety of industries and sectors. To this end, while the Fund’s sector investments are expected to change over time, the Fund currently expects to have significant exposure to the financial sector. The Fund will normally invest primarily in common stock and depositary receipts of foreign companies (e.g., American depositary receipts (“ADRs”)) . The Fund may invest up to 20% of its net assets in non-U.S. securities through ADRs. Great Lakes considers non-U.S. securities to include issuers organized or located outside the U.S. and/or that trade primarily in a market located outside the U.S. The Fund may invest up to 20% of its net assets in medium capitalization companies.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies.